Basis of Presentation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation [Line Items]
Short-term lease recognition exemption	The Group applies the short-term lease recognition exemption to leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option.
Credit period to customers	90 days
Operating segments [member] | Capital Market Solutions [Member]
Basis of Presentation [Line Items]
Total revenue percentage	10.00%	10.00%	10.00%